Employee Benefits (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Compay 401k contribution	50.00%
Savings/profit sharing plan company contribution	$ 758	$ 696	$ 669
Management Security Plan expense	764	176	161
Management Security Plan adjustment	575
Management Security Plan accrued benefit	2,078	1,351
Accrued postretirement benefit obligation	370	357
Net periodic postretirement benefit cost	$ 12	$ 15	$ 5
Net periodic postretirement benefit cost discount rate	4.00%	4.00%	4.00%
Accumulated postretirement benefit obligation discount rate	4.25%	4.00%	4.00%